Investments - Cost, Amortized Cost, and AFS Fixed Maturity Securities Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years	$ 4.0
Due after five years through ten years	0.8
Total	4.8
Fair Value
Due after one year through five years	3.9
Due after five years through ten years	0.7
Total Fair Value	4.6
Fixed maturity securities
Fair Value
Fixed maturity securities on deposit with various governmental authorities	$ 0.9	$ 0.8